Property, Plant and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT

5. PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at September 30, 2018 and December 31, 2017, consisted of:

	September 30, 2018	December 31, 2017
Computers	$11,788	$15,986
Freezers		39,153
Office Furniture		15,687
Rugs		6,000
Software-Accounting		2,901
Telephone System		5,814
Video camera	218	1,528
Building & Improvement	25,000
Forklift 1	3,000
Forklift 2	2,871
Truck 2004 Hino 1	10,000
Truck 2004 Hino 2	10,000
Truck 2018 Hino 155 5347	30,181
Truck 2018 Hino 155 5647	30,181
Truck 2018 Hino 155 5680	30,181

Accumulated Depreciation	(34,227)	(59,225)

	$119,192	$27,843

Depreciation expense for the nine months ended September 30, 2018 was $11,227 compared to $2,997 for the same period of September 30, 2017.

5.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment at December 31, 2017 and December 31, 2016, consisted of:

	December 31, 2017	December 31, 2016
Computers	$15,986	$15,986
Freezers	39,153	39,153
Office Furniture	15,687	15,687
Rugs	6,000	6,000
Software - Accounting	2,901	2,901
Telephone System	5,814	5,814
Video Camera	1,528	1,528

Accumulated Depreciation	(59,225)	(55,231)

Net Book Value	$27,843	$31,838

Depreciation expense for the year ended December 31, 2017 was $3,995 compared to $3,993 for the same period of December 31, 2016.